Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Stock Options/Shares, Outstanding at Beginning of the Period	46,724,765	63,171,918	75,823,941
Stock Options/Shares, Granted	1,246,451	1,168,011	4,180,492
Stock Options/Shares, Exercised	(13,851,590)	(17,260,740)	(15,681,323)
Stock Options/Shares, Cancelled	(470,428)	(354,424)	(1,151,192)
Stock Options/Shares, Outstanding at End of the Period	33,649,198	46,724,765	63,171,918
Stock Options/Shares, Exercisable at End of Period	28,923,260	39,556,000	50,671,654
Weighted-Average Exercise Price, Outstanding at Beginning of the Period	$ 29.12	$ 28.83	$ 27.60
Weighted-Average Exercise Price, Granted	$ 40.32	$ 33.99	$ 28.65
Weighted-Average Exercise Price, Exercised	$ 29.59	$ 28.41	$ 23.12
Weighted-Average Exercise Price, Cancelled	$ 31.12	$ 29.22	$ 24.90
Weighted-Average Exercise Price, Outstanding at End of the Period	$ 29.31	$ 29.12	$ 28.83
Weighted-Average Exercise Price, Exercisable at End of Period	$ 28.79	$ 29.19	$ 30.12
Weighted Average Remaining Contractual Term, Outstanding at the End of the Period	4 years	4 years 4 months 24 days	4 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercisable at End of Period	3 years 4 months 24 days	3 years 9 months 18 days	4 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding at the End of the Period	$ 526	$ 527	$ 196
Aggregate Intrinsic Value, Exercisable at End of Period	$ 467	$ 444	$ 92